Condensed Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended							5 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010 Auburn Hills Headquarters Loan [Member]	Dec. 31, 2010 Canadian Health Care Trust [Member]	Dec. 31, 2010 Gold Key Lease Financing [Member]	Dec. 31, 2010 Chrysler Receivables SPV, LLC Loan [Member]	Dec. 31, 2010 Mexican Development Banks Loan [Member]	Dec. 31, 2010 VEBA Trust Note [Member]	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member] Second Lien Credit Facility [Member]	Dec. 31, 2008 Accumulated Losses [Member] Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Comprehensive Income (Loss) [Member] Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,785)	$ (652)							$ (4,425)	$ (16,844)		$ (16,844)	$ (16,844)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property, plant and equipment and intangible assets	1,428	2,692							1,179	3,216
Depreciation of equipment on operating leases	159	359							358	1,592
Impairment of goodwill										7,507
Impairment of brand name intangible assets									844	2,857
Impairment of property, plant and equipment									391
Net amortization of favorable and unfavorable lease contracts	16	13							(80)	(66)
Amortization of debt discounts and debt issuance costs									51	25
Interest accretion related to fair value adjustments									86	311
Non-cash interest accretion, primarily related to debt discounts, debt issuance costs and fair value adjustments	112	244
Payable-in-kind interest	310	68
Net loss (gain) on disposal of property, plant and equipment, equipment on operating leases and intangible assets	8	29
Net loss (gain) on disposal of property, plant and equipment, equity investments and intangible assets									112	(25)
Non-cash stock-based compensation expense	1	35
Pension and OPEB contributions	(766)	(662)
Collection of pension receivable - Daimler	200	200
Capitalized interest on Second Lien Credit Facility									47
Gain on NSC settlement									(684)
Non-cash gain on Daimler pension contribution									(600)
Non-cash impact of Daimler tax settlement									(196)
Non-cash adjustments to restructuring reserve estimates, net	(8)	(227)							(600)	180
Non-cash pension and OPEB income, net									(520)	(530)
Non-cash troubled supplier concessions										106
Other non-cash expense										47
VEBA withdrawal										500
Changes in deferred taxes	65	55							10	656
Daimler trade receivable and payable settlement									(140)
Reimbursements of OPEB contributions resulting from Canadian Health Care Trust Settlement		53
Payments associated with the Canadian Health Care Trust Settlement		(160)
Canadian Healthcare Trust Settlement loss		46
Loss on remeasurement of VEBA Trust Note and Membership Interests	2,051
Collection of tax indemnity recoverable - Daimler		377
Changes in accrued expenses and other liabilities	1,278	845							(3,265)	(1,438)
Changes in other operating assets and liabilities:
-inventories	258	(860)							1,537	1,330
-trade receivables	(24)	931							164	(291)
-trade liabilities	1,857	1,469							(2,100)	(2,794)
-other assets and liabilities	(825)	(660)							173	(1,642)
Operating cash flows related to reorganization items:
Gain on extinguishment of certain financial liabilities and accrued interest related to the Second Lien Credit Agreement									(519)
Loss on extinguishment of Chrysler CA Lease Depositor LLC note receivable and accrued interest									1,025
Amortization of debt issuance costs on debtors-in-possession financing									220
Cash payment related to reorganization items									(500)
Other reorganization items									302
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	2,335	4,195							(7,130)	(5,303)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment and intangible assets	(1,088)	(2,385)							(239)	(2,765)
Proceeds from disposals of property, plant and equipment	33	13							21	281
Purchases of equipment on operating leases									(170)	(4,045)
Proceeds from disposals of equipment on operating leases	738	1,109							448	2,552
Proceeds from sale of equity investment										112
Proceeds from sale of preferred stock and note										89
Changes in restricted cash	366	60							220	1,136
NSC settlement									(99)
Changes in loans and notes receivable	7	36
Proceeds from USDART	500
Acquisitions of available for sale securities										(5,322)
Proceeds from sales and maturities of available for sale securities										5,322
Issuance of note receivable - related party										(1,000)
Collection of note receivables - related party										34
Collections of notes receivables - third party									15
Other										(26)
Payment to Old Carco LLC related to 363 Transaction	(2,000)
Cash acquired related to 363 Transaction	1,694
Investing cash flows related to reorganization item:
Funding to USDART									(600)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	250	(1,167)							(404)	(3,632)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt			(12)	(45)	(1,903)	(123)
Proceeds from issuance of long term debt							400				2,000
Proceeds of Gold Key Lease financing		266
Net repayment of other financial liabilities	(40)	(109)
Change in financial liabilities - third party									(61)	(65)
Proceeds from vehicle lease portfolio securitization - third party										715
Repayments of borrowings from vehicle lease portfolio securitization - third party									(646)	(1,886)
Net proceeds from (repayments of) vehicle lease portfolio borrowings - related party									(44)	87
Net proceeds from (repayments of) automotive borrowings - related party									(69)	207
Capital contribution from parent company									4,275
Dividend to parent company									(52)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	3,268	(1,526)							7,517	1,058
Effect of exchange rate changes on cash and cash equivalents	9	(17)							(52)	244
Net change in cash and cash equivalents	5,862	1,485							(69)	(7,633)
Cash and cash equivalents at beginning of period		5,862							1,898	9,531
Cash and cash equivalents at end of period	5,862	7,347							1,829	1,898
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid, net of capitalized interest	(235)	(1,148)							(222)	(1,091)
Income tax (payments) refunds, net	10	(40)							(43)	(274)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVIITES:
Settlement of CAW retiree OPEB obligation in exchange for Canadian Health Care Trust Notes		1,087
Capitalized interest								123
Satisfaction of contribution receivable for the VEBA Trust Membership Interests		990
Reclassification of VEBA Trust Note and related discount from Accrued Expenses and Other Liabilities to Financial Liabilities		3,854
Derivative settlement									$ (86)